Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments
Note 6. Investments
As of December 31, 2019 and 2018, current investments with maturity greater than three-month period but less than twelve-month period are classified at amortized cost, and their carrying value is similar to their fair value. The following is a detail of such investments:

Fixed rate Corporate debt securities	2019		2018
Acquisition cost	Ps.	1,048	Ps.	906
Accrued interest		4		4

Total fixed rate		1,052		910

Variable rate
Government debt securities
Acquisition cost		—		8,660
Accrued interest		—		28

Corporate debt securities
Acquisition cost		11,307		21,259
Accrued interest		7		67

Total variable rate		11,314		30,014

Total investments	Ps.	12,366	Ps.	30,924